Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 568,769	$ 474,019
Restricted cash	20,000	20,000
Accounts receivable	19,748	19,748
Prepaid & other current assets	18,778	101,869
Total current assets	627,295	615,636
Development equipment, net of accumulated depreciation of $111,958 and $101,810		10,148
Intangibles, net of accumulated amortization of $188,339 and $136,974	821,841	873,206
In process R&D	1,101,760	1,101,760
Goodwill	21,062,455	21,062,455
Total assets	23,613,351	23,663,205
Current liabilities:
Accounts payable and accrued liabilities	3,092,723	2,735,805
Accounts payable to related party	403,423	391,631
Contingent consideration	2,625,000	2,625,000
Derivative liability	340,290	777,024
Convertible debt for clinical trial and JV	4,069,781	2,000,000
Convertible debt, net of costs	1,666,594	1,091,612
Convertible debt, related party, net of costs	717,816	297,989
Convertible debt 2021, net of costs	76,994
Private Placement convertible notes, net of costs	2,353,253	943,586
Private Placement convertible notes, related party, net of costs	109,046	67,992
Payroll Protection Plan loan		251,733
Total current liabilities	15,454,920	11,182,372
Commitments and contingencies (Note 13)
Stockholders’ equity:
Convertible Preferred stock, $0.01 par value, 15,000,000 shares authorized; 0 and 278,188 shares issued and outstanding		2,782
Common stock, $.01 par value; 750,000,000 and 150,000,000 shares authorized; 375,288,146 and 90,601,912 issued and outstanding, respectively	3,752,881	906,019
Additional paid-in capital	35,223,842	32,493,086
Accumulated deficit	(31,021,050)	(21,630,008)
Total Oncotelic Therapeutics, Inc. stockholders’ equity	7,955,673	11,771,879
Non-controlling interests	202,758	708,954
Total stockholders’ equity	8,158,431	12,480,833
Total liabilities and stockholders’ equity	$ 23,613,351	$ 23,663,205